Cover Page	Oct. 22, 2026
Entity Information
Entity Registrant Name	Allegion plc
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Incorporation, State or Country Code	L2
Entity File Number	001-35971
Entity Tax Identification Number	98-1108930
Entity Central Index Key	0001579241
Entity Address, Address Line One	Unit No. 233
Entity Address, Address Line Two	The Capel Building
Entity Address, Address Line Three	Mary’s Abbey
Entity Address, City or Town	Dublin 7
Entity Address, Postal Zip Code	D07 X324
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	6833399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock
Entity Information
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	ALLE
Security Exchange Name	NYSE
Three Point Five Percent Senior Notes Due 2029
Entity Information
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	ALLE 3 ½
Security Exchange Name	NYSE